Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

17.    Segment Information

The Company has three reportable operating segments: shopping centers, Brazil equity investment and other investments. Each consolidated shopping center is considered a separate operating segment and follows the accounting policies described in Note 1; however, each shopping center on a stand-alone basis represents less than 10% of the revenues, profit or loss, and assets of the combined reported operating segment and meets the majority of the aggregation criteria under the applicable standard. The following table summarizes the Company’s shopping centers and office properties, including those in Brazil:

	December 31,
	2011	2010	2009
Shopping centers owned	432	478	567
Unconsolidated joint ventures	177	189	223
Consolidated joint ventures	2	3	34
States (A)	38	39	43
Office properties	5	6	6
States	3	4	4

(A)	Excludes shopping centers owned in Puerto Rico and Brazil.

The tables below present information about the Company’s reportable operating segments reflecting the impact of discontinued operations (Note 12) (in thousands):

	For the Year Ended December 31, 2011
	Other Investments	Shopping Centers	Brazil Equity Investments	Other	Total
Total revenues	$706	$753,227			$753,933
Operating expenses (A)	(360)	(295,556)			(295,916)

Net operating income	346	457,671			458,017
Unallocated expenses (B)				$(476,345)	(476,345)
Equity in net (loss) income of joint ventures		(6,747)	$20,481		13,734
Impairment of joint venture investments					(2,921)

Loss from continuing operations					$(7,515)

Total gross real estate assets	$47,722	$8,222,384			$8,270,106

	For the Year Ended December 31, 2010
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,132	$745,230			$746,362
Operating expenses (A)	(421)	(308,243)			(308,664)

Net operating income	711	436,987			437,698
Unallocated expenses (B)				$(604,456)	(604,456)
Equity in net (loss) income of joint ventures		(4,958)	$10,558		5,600
Impairment of joint venture investments					(227)

Loss from continuing operations					$(161,385)

Total gross real estate assets	$49,607	$8,361,632			$8,411,239

	For the Year Ended December 31, 2009
	Other Investments	Shopping Centers	Brazil Equity Investment	Other	Total
Total revenues	$1,285	$737,297			$738,582
Operating expenses (A)	(788)	(225,528)			(226,316)

Net operating income	497	511,769			512,266
Unallocated expenses (B)				$(542,486)	(542,486)
Equity in net (loss) income of joint ventures		(19,239)	$9,506		(9,733)
Impairment of joint venture investments					(184,584)

Loss from continuing operations					$(224,537)

Total gross real estate assets	$49,637	$8,773,300			$8,822,937

(A)	Includes impairment charges of $67.9 million, $84.8 million and $12.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(B)	Unallocated expenses consist of general and administrative expenses, interest income, interest expense, other income/expense, tax benefit/expense and depreciation and amortization as listed in the consolidated statements of operations.